Initial Public Offering (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended	7 Months Ended
	Aug. 25, 2020	Aug. 25, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions		$ 7.0
Exercise price of warrants				$ 11.50
Sale of stock description				The Company granted the underwriters a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 3,000,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price, less underwriting discounts and commissions. The over-allotment expired unexercised on October 5, 2020.
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units issued in transaction (in Shares)	20,000,000	20,000,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00		$ 10.00
Generating gross proceeds	$ 200.0	$ 200.0
Offering costs	11.5	$ 11.5
Deferred underwriting commissions	$ 7.0
Sale of stock description			Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.	Upon the closing of the Initial Public Offering and the Private Placement, $200.0 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement were placed in a trust account (“Trust Account”) located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and are invested only in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Investment Company Act”) which invest only in direct U.S. government treasury obligations, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account as described below.
Common Class A [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock description			Each Unit consists of one share of Class A common stock, and one-half of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).